Warrants - Series G Warrants - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended	9 Months Ended
	Jul. 11, 2016	Sep. 16, 2016	Jun. 30, 2016	Jun. 01, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants Exercisable								13,219,597	5,447,940
Exercise Price Per One Common Share					$ 45,600
Payments for Repurchase of Warrants						$ 314,879	$ 0
Series G Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable			163
Exercise Price Per One Common Share			$ 45,600			$ 561.00
Warrants expiration						5 years
Conversion of Stock, Shares Converted	85,000	80		24,000		24,000
Payments for Repurchase of Warrants	$ 113,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	4